Other Income, Net	12 Months Ended
Dec. 31, 2024
Other Income, Net [Abstract]
OTHER INCOME, NET

NOTE 13 - OTHER INCOME, NET

Other income consisted of the following:

	For the years ended December 31,
	2024	2023	2022
Waste sales	$8,786	$6,897	$50,478
Donation	(1,123)	(426)	(446)
Loss on disposal of assets	(24,905)	(648)	-
Other, net	36,425	28,617	8,279
Total other income	$19,183	$34,440	$58,311